Note 1 Organization, Nature of Business and Significant Accounting Policies	12 Months Ended
Jun. 30, 2012
Notes
Note 1 Organization, Nature of Business and Significant Accounting Policies

Note 1 Organization, Nature of Business and Significant Accounting Policies

Organization and Nature of Business

XFormity is a provider of comprehensive business solutions to multi-unit business operations.  Specializing in the food-service industry, XFormity is providing analytical tools, which include operational reporting, balanced scorecards and benchmarking solutions, to restaurant owners and operators representing approximately 10,000 restaurants in North America.   The Company's solutions assist customers manage the vast amounts of information necessary to run restaurants effectively.

XFormity's solutions help customers of all sizes convert raw data into meaningful information that in turn improves their decision-making process and capabilities. By providing a complete line of tools, the Company provides customers with a single vendor that can deliver data integration, data storage, business intelligence, balanced scorecard and benchmarking capabilities that help decision makers able to see trends as they occur and provide value more rapidly. Pulling together information from anywhere helps provide a single window for better business insight.

The Company provides services for franchisors and franchisees in a list of customers across the United States and Canada.  A few of the brands that the Company services include:  Burger King, Taco Bell, Arby's, Domino's, Pizza Hut’s, KFC, Long John Silver's, Popeye’s, and many others.  XFormity is proud to be the provider of Burger King Corporation's (BKC) operational reporting for all company owned and operated restaurants in the US and Canada.

XFormity's solutions are based on a software-as-a-service delivery model that provides benefits to both the Company and its customers as existing Information Technology (IT) investments become more valuable by utilizing XFormity's service based integration and reporting solutions. XFormity's solutions do not require customers to replace, upgrade or develop expensive extension to existing tools, which translates into a much quicker return on investment.  The Company has developed highly effective processes for providing services for an increasing number of customers while keeping costs down and high levels of customer service.

The Company did achieve modest positive operating results in fiscal 2012 but not significant enough to service it’s maturing debt and provide enough working capital for necessary growth in a competitive industry.  In fiscal 2011, it was affected primarily by the economy that resulted in the cancellation of certain business opportunities.  The Company had positive operating income for the years ended June 30, 2010 and 2009 but had incurred operating losses from its inception through June 30, 2008 and does not expect going forward that it will achieve results needed to retire its debt in a timely manner. The Company had previously addressed resulting liquidity issues through the sales of its software and professional services and the issuance of convertible debentures. When the Company received an offer to acquire its assets, an offer to acquire a non-exclusive license for its Business Intelligence Solution and the notice of no further forbearance on the convertible debentures, the Board of Directors reviewed all of the existing options available to the Company, and agreed to all of the proposals.  The sale of the assets requires shareholder approval that if not given, the debenture holders will foreclose on those assets and take possession under the terms of the Debenture Agreements. The Company will use the proceeds from these transactions to retire all of its current obligations and pay the principal and interest on the convertible debentures. Shareholders will more likely than not retain their interest in the remaining shell company.

Significant Accounting Policies

Financial Statement Presentation

The Company's consolidated financial statements are prepared using accounting principles generally accepted in the United States of America applicable to a going concern, which contemplates the realization of assets and liquidation of liabilities in the normal course of business. The ability of the Company to continue as a going concern is dependent on the Company obtaining adequate capital to fund its operations and debt obligations. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Principles of Consolidation

The consolidated financial statements include the accounts of XFormity Technologies, Inc. and its wholly owned operating subsidiary, XFormity, Inc (XFM).  All inter-company accounts and transactions have been eliminated in consolidation.

Use of Estimates

The preparation of financial statements in conformity with accounting principles generally accepted in the United States requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of revenue and expenses during the reporting period.  Actual results could differ from those estimates.

Cash and Cash Equivalents

All highly liquid investments with maturity of 90 days or less at the time of purchase are considered to be cash equivalents.  Cash equivalents include cash on deposit with banks and money market funds.  At June 30, 2012 and 2011, the Company had cash equivalents of $39,406 and $18,716, respectively.

Credit Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash and cash equivalents and trade accounts receivable.  The Company maintains its cash balances in bank accounts that, at times, may exceed federally insured limits.  The Company has not experienced any losses in such accounts.  Management believes that the Company is not exposed to any significant credit risk on cash. If during our evaluation of accounts receivable we determined that accounts were not collectable an allowance for doubtful accounts would be established. Management determined that no allowance was necessary at June 30, 2012 and 2011 based on the history, collectability and aging of the receivables.

Concentrations

During the fiscal years 2012 and 2011, Burger King Corporation represented more than 38% and 46%, respectively, of the Company’s total revenues. The Company expects the revenue to become less of a factor as Burger King announced plans to sell off 90% of its corporate stores to franchisees in the coming years.  In both fiscal years 2012 and 2011, six customers who are also stockholders of the Company, generated $162,700 and $193,000 of the Company's revenues, respectively. The Company believes it has excellent relationships with all of these customers.

Fair Value of Financial Instruments

The carrying amounts of cash, accounts receivable, accounts payable, loan payable and convertible debentures reported on the balance sheet are estimated by management to approximate fair value primarily due to the short term nature of the instruments.

Revenue Recognition

The Company contracts with clients for development and sale of business intelligence software solutions.  Revenue derived from the sales of these products is billed on a monthly usage basis and is recognized in accordance with current accounting guidance, over the term of the agreement or at specific acceptance points. The Company, in many instances, receives payments from some of its customers in advance of the month of actual usage of the software product.  These funds are reflected as deferred revenue until the month of usage, or specific acceptance points, when they are recognized as earned revenue.

Property and Equipment

Property and equipment are stated at cost.  Depreciation of property and equipment is computed for financial statement purposes using accelerated methods over a five year estimated useful life of the assets.

Management has evaluated the difference between straight line and the accelerated method used and deemed the difference immaterial.

Software Development Costs

The Company capitalizes internally generated software development costs in accordance with current accounting guidance. Capitalization of software development costs begins when a product's technological feasibility is established.  Costs incurred for research and development of products where technological feasibility has not yet been established are expensed as incurred.  Research and development expense was $439,082 and $456,780 for 2012 and 2011, respectively.  There were no capitalized software development costs.

Amortization of capitalized software development costs begins when the product is available for sale, and is amortized on a product-by-product basis.  The annual amortization amount is the greater of (a) the straight line method over the remaining estimated economic life of the product or (b) the ratio of the product's current gross revenue to its total current and anticipated future gross revenue.  There were no such costs reflected in the Company’s financial statements.

Derivative Liability in Convertible Debentures

The Company’s warrants and its convertible debentures have reset provisions to the exercise price and conversion price if the Company issues equity or other derivatives at a price less than the exercise price set forth in such warrants and notes. This ratchet provision results in a derivative liability in our financial statements. To calculate the fair value of the derivative liabilities at each quarter, the Company enlisted a valuation specialist and valued the derivative liabilities at June 30, 2012 and 2011 using a binomial model which included the following assumptions 1) volatility of 275% 2) riskless rate of 0.2% for debt instruments and 0.3% for warrants 3) current closing stock prices of $0.04 and $0.04 on June 30, 2012 and June 30, 2011 respectively, 4) exercise prices of $0.12, $0.14, or $0.18, depending on instrument, and 5) established the minimum possible issuance price to the number of shares that could be acquired in the conversion not to exceed 4.99% of the outstanding shares.

Share-Based Compensation

On February 11, 2011, the Board of Directors authorized the issuance of 1,825,000 shares of the Company’s common stock to the existing employees, members of the Board and one consultant in consideration of services previously rendered and in consideration of the cancellation of all outstanding options previously granted to those persons. Six of the members of the Board received 250,000 shares, six employees each received 50,000 shares and the one outside consultant received 25,000 shares.

The Company did not recognize any additional expense as the value of options cancelled exceeded the fair value of stock issuable, in accordance with current accounting standards. The shares were issued in July 2011 and were not included in the weighted average calculation of the earnings per share for fiscal 2011. As of June 30, 2011 the shares are included as common stock payable in the stockholders deficit. There are no outstanding option grants at June 30, 2012 and 2011.

Accounting for Derivative Instruments

All derivatives have been recorded on the balance sheet at fair value based on the lattice model calculation. The fair value of derivatives at June 30, 2012 and 2011 was $0 and $514,086, respectively. These derivatives, including embedded derivatives in the Company’s warrants and its Convertible Notes outstanding as of June 30, 2012 and 2011, which have reset provisions to the exercise price and conversion price if the Company issues equity or other derivatives at a price less than the exercise price set forth in such warrants and notes, are separately valued and accounted for on the Company’s balance sheet. Fair values for exchange traded securities and derivatives are based on quoted market prices. Where market prices are not readily available, fair values are determined using market based pricing models incorporating readily observable market data and requiring judgment and estimates.  As the value of the Company’s stock price was less than $0.01 and the debentures would not receive any further forbearance on their maturity at July 31, 2012, the derivatives in the debentures and warrants are valued at zero at June 30, 2012.

Lattice Valuation Model

The Company valued the conversion features and warrants in their convertible notes using a lattice valuation model, with the assistance of a valuation consultant. The lattice model values these instruments based on a probability weighted discounted cash flow model. The Company uses the model to develop a set of potential scenarios. Probabilities of each scenario occurring during the remaining term of the debentures are determined based on management's projections. These probabilities are used to create a cash flow projection over the term of the instruments and determine the probability that the projected cash flow will be achieved. A discounted weighted average cash flow for each scenario is then calculated and compared to the discounted cash flow of the instruments without the compound embedded derivative in order to determine a value for the compound embedded derivative.

Fair Value of Financial Instruments

The Company’s financial instruments consist of cash and cash equivalents, accounts receivable, accounts payable, accrued liabilities and long-term debt. The estimated fair value of cash, accounts receivable, accounts payable and accrued liabilities approximate their carrying amounts due to the short-term nature of these instruments. The carrying value of long-term debt also approximates fair value since their terms are similar to those in the lending market for comparable loans with comparable risks. None of these instruments are held for trading purposes.

The Company utilizes various types of financing to fund its business needs, including convertible debt with warrants attached. The Company reviews its warrants and conversion features of securities issued as to whether they are freestanding or contain an embedded derivative and, if so, whether they are classified as a liability at each reporting period until the amount is settled and reclassified into equity with changes in fair value recognized in current earnings. At June 30, 2011, the Company had convertible debt and warrants to purchase common stock, the fair values of which are classified as a liability. Some of these units have embedded conversion features that are treated as a discount on the notes. Such financial instruments are initially recorded at fair value and amortized to interest expense over the life of the debt using the effective interest method. At June 30, 2012, these derivatives are valued at zero.

Inputs used in the valuation to derive fair value are classified based on a fair value hierarchy that distinguishes between assumptions based on market data (observable inputs) and an entity’s own assumptions (unobservable inputs). The hierarchy consists of three levels:

            Level one – Quoted market price in active markets for identical assets or liabilities;

            Level two – Inputs other than level one inputs that are either directly or indirectly observable;

Level three – Unobservable inputs developed using estimates and assumptions, which are developed by the reporting entity and reflect those assumptions that a market participant would use.

The following table presents derivatives that the Company measured and recognized at fair value under a Level 3 hierarchy:

Description	2012	2011
Convertible debentures	$1,206,763	$733,635
Derivative liabilities: debentures	-	313,372
warrants	-	43,870
Total	$-	$357,242

The fair value of the derivative liabilities at June 30, 2012 and 2011 were $0 and $514,086, respectively, and the change in fair value for the twelve months ended June 30, 2012 and 2011 was a gain of $514,086 and $106,262, respectively, net of the debt discount.

Income Taxes

The Company accounts for income taxes in accordance with the current accounting guidance, The Company believes it does not have any uncertain tax positions taken or expected to be taken in its income tax returns.

The current accounting guidance requires an asset and liability approach to financial accounting and reporting for income taxes.  Deferred income tax assets and liabilities are computed annually for differences between financial statement and income tax bases of assets and liabilities that will result in taxable income or deductible expenses in the future based on enacted tax laws and rates applicable to the periods in which the differences are expected to affect taxable income. Valuation allowances are established when necessary to reduce deferred tax assets and liabilities to the amount expect to be realized.

Recent Accounting Standards

In December 2011, the Financial Accounting Standards Board (FASB) issued Accounting Standards Update (ASU) 2011-12, "Deferral of the Effective Date for Amendments to the Presentation of Reclassifications of Items out of Accumulated Other Comprehensive Income in Accounting Standards Update No. 2011-05.  This update defers the requirement to present items that are reclassified from accumulated other comprehensive income to net income in both the statement of income where net income is presented and the statement where other comprehensive income is presented.  The adoption of ASU 2011-12 is not expected to have a material impact on our financial position or results of operations.

In December 2011, the FASB issued ASU No. 2011-11 "Balance Sheet: Disclosures about Offsetting Assets and Liabilities" ("ASU 2011-11").  This Update requires an entity to disclose information about offsetting and related arrangements to enable users of its financial statements to understand the effect of those arrangements on its financial position.  The objective of this disclosure is to facilitate comparison between those entities that prepare their financial statements on the basis of U.S. GAAP and those entities that prepare their financial statements on the basis of IFRS.  The amended guidance is effective for annual reporting periods beginning on or after January 1, 2013, and interim periods within those annual periods.  The Company is currently evaluating the impact, if any, that the adoption of this pronouncement may have on its results of operations or financial position.